Summary of Activity for Each of Investment (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			$ 77,658
Equity in income (loss)			28,126	$ 22,743	$ 22,682
Equity in other comprehensive income(loss)			(3,119)	676	2,386
Investments, ending balance			94,973	77,658
Cash distributions received			(19,027)	(19,172)	(13,658)
RealD
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			14,429
Investments, ending balance			12,900	14,429
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			77,658	59,657	38,201
Cash contributions			3,711	2,188	6,221
Issuance of promissory note to NCM					8,333
Equity in income (loss)			19,616	16,601	11,104
Equity in other comprehensive income(loss)			(384)	(219)	548
Adjustment for gain recognized by NCM					(2,175)
Unrealized holding gain			(1,529)	3,986	(3,264)
Other changes in investments and joint ventures			(69)	(551)	689
Investments, ending balance		$ 59,657	94,973	77,658	59,657
Cash distributions received			(2,647)	(4,004)
Sale of investment in Taiwan	[1]		(1,383)
Other Affiliates | Digital Cinema Implementation Partners LLC
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			51,277	38,033	23,012
Cash contributions			3,211	2,188	3,232
Equity in income (loss)			18,522	15,279	11,241
Equity in other comprehensive income(loss)			(384)	(219)	548
Investments, ending balance		38,033	71,579	51,277	38,033
Cash distributions received			(1,047)	(4,004)
Other Affiliates | RealD
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			14,429	10,443	13,707
Unrealized holding gain			(1,529)	3,986	(3,264)
Investments, ending balance		10,443	12,900	14,429	10,443
Other Affiliates | AC JV, LLC
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			7,899	6,426
Cash contributions		268			268
Issuance of promissory note to NCM					8,333
Equity in income (loss)			970	1,473
Adjustment for gain recognized by NCM					(2,175)
Investments, ending balance		6,426	7,269	7,899	6,426
Cash distributions received			(1,600)
Other Affiliates | Digital Cinema Distribution Coalition
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			2,438	2,589	5
Cash contributions					2,721
Equity in income (loss)			124	(151)	(137)
Investments, ending balance		2,589	2,562	2,438	2,589
Other Affiliates | Other Investment
Schedule of Equity Method Investments [Line Items]
Investments, beginning balance			1,615	2,166	1,477
Cash contributions			500
Other changes in investments and joint ventures			(69)	(551)	689
Investments, ending balance		$ 2,166	663	$ 1,615	$ 2,166
Sale of investment in Taiwan	[1]		$ (1,383)

[1]	The Company sold its investment in a Taiwan joint venture for approximately $2,634, resulting in a gain of $1,251, which is included in (gain) loss on sale of assets and other for the year ended December 31, 2015.